BANK BORROWINGS (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Minimum [Member]
Annual interest rate	2.50%	2.50%
Terms of repayments	12 months	12 months
Maximum [Member]
Annual interest rate	3.50%	3.50%
Terms of repayments	5 years	5 years